Goodwill and Intangible Assets - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill	$ 43,690	$ 43,690
Conventional Tanker Segment
Goodwill [Line Items]
Goodwill	8,059	8,059
Teekay LNG | Liquefied Gas Segment
Goodwill [Line Items]
Goodwill	$ 35,631	$ 35,631